UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nicusa Capital Partners, LP
         -------------------------------
Address: 17 State Street, 16th floor
         -------------------------------
         New York, New York  10004
         -------------------------------

         -------------------------------

13F File Number: 28-
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Johnson
       -------------------
Title: Managing Member
       -------------------
Phone: (212) 293-3402
       -------------------

Signature, Place, and Date of Signing:


       /s/ Paul Johnson             New York, New York        February 13, 2009
      ------------------------      --------------------      -----------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-                      Nicusa Capital Partners, LP
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                         ---------------------------

Form 13F Information Table Entry Total:       15
                                         ---------------------------

Form 13F Information Table Value Total:       27,523
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                  TITLE OF                VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                 CLASS       CUSIP     (x1000)    PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE     SHARED  NONE
-----------------------           --------   ---------   --------   -------   --- ----  ------- ---------   -------   ------ -------
BARRY R G CORP OHIO               COM        068798107      3,352    644,570  SH         SOLE                644,570    0      0
BIO IMAGING TECHNOLOGIES INC      COM        09056N103      4,125  1,127,140  SH         SOLE              1,127,140    0      0
DATA I O CORP                     COM        237690102      1,014    423,150  SH         SOLE                423,150    0      0
IMAGE SENSING SYS INC             COM        45244C104      1,985    311,616  SH         SOLE                311,616    0      0
KHD HUMBOLDT WEDAG INTL LTD       COM        482462108      2,941    263,294  SH         SOLE                263,294    0      0
KSW INC                           COM        48268R106      1,743    584,795  SH         SOLE                584,795    0      0
LEAR CORP                         COM        521865105        188    133,321  SH         SOLE                133,321    0      0
MEADE INSTRUMENTS CORP            COM        583062104         71    741,792  SH         SOLE                741,792    0      0
METROPOLITAN HEALTH NETWORKS      COM        592142103      4,320  2,699,939  SH         SOLE              2,699,939    0      0
ORBIT INTL CORP                   COM NEW    685559304        728    411,044  SH         SOLE                411,044    0      0
PERCEPTRON INC                    COM        71361F100      2,353    691,633  SH         SOLE                691,633    0      0
SCHMITT INDS INC ORE              COM NEW    806870200        983    252,046  SH         SOLE                252,046    0      0
SIRONA DENTAL SYSTEMS INC         COM        82966C103      2,005    190,906  SH         SOLE                190,906    0      0
SPECIALTY UNDERWRITERS ALLIA      COM        84751T309        363    138,041  SH         SOLE                138,041    0      0
WILLIAMS CTLS INC                 COM NEW    969465608      1,353    185,883  SH         SOLE                185,883    0      0

                                                        27,523.14